Related Parties	12 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Related Parties
RELATED PARTIES

None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their families, had an interest, directly or indirectly, in any transaction from 1 July 2017 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.

DIRECTORS AND OTHER KEY MANAGEMENT

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.

The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non- executive directors

2020

Salaries	19	—
Retirement contributions	3	—
Bonuses	5	—
Exercise/settlement of share options	9	—
Directors' fees	—	13

	36	13

2019

Salaries	18	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	30	—
Directors' fees	—	12

	65	12

In January 2020, Harmony announced the appointment of Ms Boipelo Lekubo as financial director of the company, effective 3 March 2020. Mr Frank Abbott, Harmony’s long-serving financial director, remained on the board as an executive director and assumed responsibility for business development, effective from 3 March 2020.

35	RELATED PARTIES continued

DIRECTORS AND OTHER KEY MANAGEMENT continued

The following directors and prescribed officers owned shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2020	2019

Directors

Peter Steenkamp	512 000	512 000
Andre Wilkens	101 301	101 301
Frank Abbott[1]	1 142 010	1 142 010
Harry 'Mashego' Mashego[2]	—	593
Ken Dicks[3]	35 000	35 000

Prescribed officers

Beyers Nel	42 486	42 486
Johannes van Heerden	160 000	160 000
Philip Tobias	169 294	169 294

[1] Frank Abbott retired as an executive director effective 30 September 2020.
[2] The movement in shares for the 2020 financial year includes the sale of ordinary shares.
[3] Ken Dicks resigned as a non-executive director effective 30 September 2020.

Modise Motloba, Harmony’s deputy chairman, is a director of Tysys Proprietary Limited (Tysys). Tysys entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. The contract has a value of up to R5 million per annum. Approximately R5 million (2019: R4 million) was paid during the 2020 financial year relating to services rendered in the current and prior financial years. The contract has a 30-day notice period.

Refer to note 38 for subsequent events relating to changes to the directors and prescribed officers. There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.

OTHER RELATED PARTIES

All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 20.

	SA Rand
Figures in million	2020	2019

Sales and services rendered to related parties

Joint operations	3	3

Total	3	3

	SA Rand
Figures in million	2020	2019

Purchases and services acquired from related parties

Directors	5	4
Associates	39	40

Total	44	44